Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax [Absract]
Income taxes

21. Income taxes

A. Significant components of deferred tax assets and liabilities

	Recognized in earnings		As at December 31
	2020	2019	2020	2019

Assets
Property, plant and equipment	$(38,389)	$74,039	$280,798	$319,185
Provision for reclamation	28,628	2,325	222,142	193,514
Inventories	4,071	(2,163)	4,071	-
Foreign exploration and development	2	(14)	5,269	5,267
Income tax losses (gains)	(7,629)	(108,839)	382,712	390,341
Defined benefit plan actuarial losses	-	-	9,410	7,947
Long-term investments and other	(5,678)	(17,377)	32,276	40,423

Deferred tax assets	(18,995)	(52,029)	936,678	956,677

Liabilities
Inventories	(301)	301	-	301

Deferred tax liabilities	(301)	301	-	301

Net deferred tax asset (liability)	$(18,694)	$(52,330)	$936,678	$956,376

Deferred tax allocated as	2020	2019

Deferred tax assets	$936,678	$956,376
Deferred tax liabilities	-	-

Net deferred tax asset	$936,678	$956,376

Cameco has recorded a deferred tax asset of $936,678,000 (2019 - $956,376,000). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will not be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.

B. Movement in net deferred tax assets and liabilities

	2020	2019

Deferred tax asset at beginning of year	$956,376	$1,006,012
Expense for the year in net earnings	(18,694)	(52,330)
Recovery (expense) for the year in other comprehensive income	(1,006)	2,754
Effect of movements in exchange rates	2	(60)

End of year	$936,678	$956,376

C. Significant components of unrecognized deferred tax assets

	2020	2019

Income tax losses	$271,163	$280,330
Property, plant and equipment	2,204	2,321
Provision for reclamation	75,219	75,082
Long-term investments and other	60,223	70,380

Total	$408,809	$428,113

D. Tax rate reconciliation

The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:

	2020	2019

Earnings (loss) before income taxes and non-controlling interest	$(39,531)	$135,018
Combined federal and provincial tax rate	26.9%	26.9%

Computed income tax expense (recovery)	(10,634)	36,320
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries	42,028	5,558
Change in unrecognized deferred tax assets	(7,766)	19,646
Share-based compensation plans	398	1,146
Change in legislation	(1,978)	-
Income in equity-accounted investee	(12,155)	(12,074)
Change in uncertain tax positions	2,455	2,572
Other permanent differences	1,318	7,909

Income tax expense	$13,666	$61,077

E. Earnings and income taxes by jurisdiction

	2020	2019

Earnings (loss) before income taxes
Canada	$72,809	$229,429
Foreign	(112,340)	(94,411)

	$(39,531)	$135,018

Current income taxes (recovery)
Canada	$(394)	$7,969
Foreign	(4,634)	778

	$(5,028)	$8,747
Deferred income taxes (recovery)
Canada	$9,122	$60,010
Foreign	9,572	(7,680)

	$18,694	$52,330

Income tax expense	$13,666	$61,077

F. Reassessments

Canada

In 2008, as part of the ongoing annual audits of Cameco's Canadian tax returns, Canada Revenue Agency (CRA) disputed the transfer pricing structure and methodology used by Cameco and its wholly owned Swiss subsidiary, Cameco Europe Ltd., in respect of sale and purchase agreements for uranium products. From December 2008 to date, CRA issued notices of reassessment for the taxation years 2003 through 2014, which in aggregate have increased Cameco's income for Canadian tax purposes by approximately $6,600,000,000. CRA has also issued notices of reassessment for transfer pricing penalties for the years 2007 through 2011 in the amount of $371,000,000.

On June 26, 2020, the Federal Court of Appeal (Court of Appeal) released its decision in the Company’s dispute with CRA. The Court of Appeal decision upholds the September 26, 2018 decision of the Tax Court of Canada (Tax Court) which ruled in Cameco’s favour for the 2003, 2005 and 2006 tax years.

The Court of Appeal decision upheld the Tax Court ruling that our marketing and trading structure involving foreign subsidiaries and the related transfer pricing methodology used for certain intercompany uranium purchase and sale agreements were in full compliance with Canadian laws for the three tax years in question. Management believes the principles in the decision apply to all subsequent tax years.

On October 30, 2020, Cameco received notice that CRA made an application to the Supreme Court of Canada (Supreme Court) to seek leave to appeal the decision of the Court of Appeal. The Supreme Court will decide whether to hear the appeal or decline CRA’s request for leave. If the appeal proceeds, Cameco estimates that it could take until the second half of 2022 before a decision is rendered by the Supreme Court.

Despite the fact that Cameco believes there is no basis to do so, and it is not the Company’s view of the likely outcome, CRA may continue to reassess Cameco using the methodology it reassessed the 2003 through 2014 tax years. In that scenario, and including the $6,600,000,000 already reassessed, the Company could receive notices of reassessment for a total of approximately $8,700,000,000 for the years 2003 through 2020, which would increase Cameco’s related tax expense by approximately $2,600,000,000. In addition to penalties already imposed, CRA may continue to apply penalties to taxation years subsequent to 2011. In that case, Cameco estimates that cash taxes and transfer pricing penalties would be between $1,950,000,000 and $2,150,000,000. In addition, CRA may seek to apply interest and instalment penalties that would be material to Cameco. While in dispute, Cameco would be required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties (between $970,000,000 and $1,070,000,000), plus related interest and instalment penalties assessed, which would be material to the Company. Cameco expects further actions regarding the tax years 2007 through 2014 will be suspended until the three years covered in the decision are finally resolved.

CRA has recently proposed an alternative reassessing position for the 2014 tax year but has not reassessed on this basis.

Management believes that the ultimate resolution will not be material to Cameco's financial position, results of operations or liquidity in the year(s) of resolution. However, resolution of this matter as stipulated by CRA would be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution and other unfavourable outcomes for the years 2003 to date could be material to Cameco's financial position, results of operations and cash flows in the year(s) of resolution.

If CRA continues to pursue reassessments for tax years subsequent to 2006, Cameco will continue to utilize its appeal rights under Canadian federal and provincial tax rules.

G. Income tax losses

At December 31, 2020, income tax losses carried forward of $2,399,647,000 (2019 - $2,509,669,000) are available to reduce taxable income. These losses expire as follows:

Date of expiry	Canada	US	Other	Total

2026	$-	$-	$13,819	$13,819
2027	-	-	2,841	2,841
2030	47	-	-	47
2031	-	20,436	-	20,436
2032	272	22,010	-	22,282
2033	7,037	37,520	-	44,557
2034	365,039	20,697	4,850	390,586
2035	372,376	14,401	7,752	394,529
2036	211,299	43,769	6,106	261,174
2037	143	32,785	298	33,226
2038	5,581	35,357	-	40,938
2039	6,424	27,348	-	33,772
2040	3,669	21,798	-	25,467
No expiry	-	-	1,115,973	1,115,973

	$971,887	$276,121	$1,151,639	$2,399,647

Included in the table above is $1,013,730,000 (2019 - $1,048,264,000) of temporary differences related to loss carry forwards where no future benefit has been recognized.